Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft
Summary of property dispositions
Square Feet	991,604	1,493,381	12,065,591
Proceeds from sale of Properties	$ 26,883	$ 11,414
Gain	1,954	557
Owings Mills Business Park [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-11-07
Property Type	Business Park
Square Feet	38,779
Proceeds from sale of Properties	3,472
Goldenrod Lane [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-05-31
Property Type	Office
Square Feet	23,518
Proceeds from sale of Properties	2,663
Gain	161
Woodlands Business Center [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-05-08
Property Type	Office
Square Feet	37,887
Proceeds from sale of Properties	2,885
Airpark Place Business Center [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-03-22
Property Type	Business Park
Square Feet	82,429
Proceeds from sale of Properties	5,153
Aquia Commerce Center I & II [Member]
Summary of property dispositions
Reporting Segment	Northern Virginia
Disposition Date	2011-06-22
Property Type	Office
Square Feet	64,488
Proceeds from sale of Properties	11,251
Gain	1,954
Gateway West [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2011-05-27
Property Type	Office
Square Feet	111,481
Proceeds from sale of Properties	4,809
Old Courthouse Square [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2011-02-18
Property Type	Retail
Square Feet	201,208
Proceeds from sale of Properties	10,824
7561 Lindbergh Drive [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2010-06-16
Property Type	Industrial
Square Feet	36,000
Proceeds from sale of Properties	3,911
Gain	557
Deer Park [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2010-04-23
Property Type	Business Park
Square Feet	171,125
Proceeds from sale of Properties	$ 7,511